Restricted Cash	12 Months Ended
Dec. 31, 2022
Restricted Cash

3. Restricted Cash

The restricted cash relates to drilling bonds provided to the General Directorate of Petroleum Affairs (the “GDPA”) for the exploration licenses due to Turkish Petroleum Law. The amounts are for 2% of the annual work budget of the different Turkish licenses which is submitted to the GDPA on an annual basis. As at December 31, 2022, the Company’s restricted cash totaled $Nil (December 31, 2021 - $5,438, January 1, 2021 - $11,763).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)